Equipment and Leasehold Improvements, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property Plant And Equipment [Abstract]
Depreciation expense	$ 104,624	$ 107,470	$ 113,910
Unamortized software assets	$ 68,255	$ 57,960